Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Total	$ 6,364,413	$ 6,453,759
Less: Accumulated depreciation and amortization	(5,316,796)	(4,794,239)
Property, plant and equipment, net	1,047,617	1,659,520
Machinery and equipment [Member]
Total	822,845	783,426
Transportation equipment [Member]
Total	3,928,215	3,983,361
Office equipment [Member]
Total	484,328	1,121,186
Buildings and improvements [Member]
Total	484,328	491,127
Construction in Progress [Member]
Total		$ 74,659